Supplemental cash flow information (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
		Nine months ended September 30
	Note	2018	2017
Non-cash investing activities
Acquisition of investments from the sale of asset	5, 8	$1,000	$-